Segment information - Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	$ 275,852,753	$ 65,179,515	$ 9,233,089
Non-current assets	41,535,087	32,975,407	12,396,325
Hong Kong
Disclosure of geographical areas [line items]
Revenue	124,926,420	35,411,518	4,155,830
Non-current assets	10,993,322	3,419,570	2,219,826
United Kingdom
Disclosure of geographical areas [line items]
Revenue	150,926,333	29,767,997	5,077,259
Non-current assets	30,334,739	29,510,377	10,115,781
Rest of the world
Disclosure of geographical areas [line items]
Non-current assets	$ 207,026	$ 45,460	$ 60,718